LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
NOTE 5  -  LEASES

On January 1, 2019, the Company adopted ASU 2016-02, using the modified retrospective approach for all lease arrangements at the beginning period of adoption. Leases existing for the reporting period beginning January 1, 2019 are presented under ASU 2016-02.

As of December 31, 2020, the Company leased approximately 900 square meters at a facility located in Isfiya, Israel under a lease agreement, scheduled to expire on May 31, 2022 (the “Lease Agreement”). On January 26, 2021, the Company entered into a new lease agreement, as amended (the “New Lease Agreement”), according to which, effective as of April 1, 2021, the Lease Agreement shall terminate and the Company shall lease, approximately 1,550 square meters at the same facility located in Isfiya, Israel. The New Lease Agreement expires on December 31, 2023, and the Company has an option to extend the lease period for an additional three years. The Company has the right to terminate the New Lease Agreement at any time, upon at least 60 days prior written notice.

In addition, the Company leases vehicles under various operating lease agreements.

At December 31, 2020, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totaled $398 and $389, respectively.

Supplemental cash flow information related to operating leases was as follows:

Year
Ended
December
31, 2020
Cash payments for operating leases	$245

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2020, the Company’s operating leases had a weighted average remaining lease term of 1.7 years and a weighted average borrowing rate of 5.6%. Upon adoption of ASC 842, discount rates for existing operating leases were established as of January 1, 2019. Future lease payments under operating leases as of December 31, 2020 were as follows:

Operating
Leases

2021	$262
2022	121
2023	24
Total future lease payments	407
Less imputed interest	(18)
Total lease liability balance	$389